Sanford C. Bernstein Fund II, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 36.8%
United States – 36.8%
U.S. Treasury Bonds 1.75%, 08/15/2041	U.S.$	8,149	$6,234,876
1.875%, 02/15/2051		4,063	3,074,700
2.00%, 11/15/2041-08/15/2051		16,243	12,796,192
2.25%, 08/15/2046-02/15/2052		19,619	16,199,741
2.375%, 02/15/2042-11/15/2049		6,641	5,655,863
2.50%, 02/15/2046-05/15/2046		6,259	5,342,874
2.75%, 08/15/2042		190	171,297
2.875%, 05/15/2043-11/15/2046		603	553,451
3.00%, 05/15/2042-02/15/2048		7,025	6,651,270
3.00%, 05/15/2047(a)		1,447	1,362,215
3.125%, 02/15/2043-08/15/2044		330	315,143
3.25%, 05/15/2042		3,123	3,064,932
3.375%, 05/15/2044		646	640,758
3.50%, 02/15/2039		8,105	8,502,652
3.625%, 08/15/2043-02/15/2044		1,981	2,044,241
3.75%, 11/15/2043		295	310,211
4.375%, 02/15/2038-11/15/2039		11,639	13,508,475
4.50%, 02/15/2036		1,074	1,265,742
4.75%, 02/15/2037		1,525	1,847,633
5.25%, 11/15/2028(b)		2,645	2,978,105
5.375%, 02/15/2031		3,646	4,294,187
U.S. Treasury Notes 0.125%, 03/31/2023		67,065	65,744,462
1.375%, 11/15/2031		14,097	12,262,100
1.50%, 02/15/2030(b)		10,851	9,764,204
1.625%, 11/15/2022-05/15/2031		52,289	49,670,668
1.75%, 11/15/2029		1,386	1,274,254
1.875%, 02/28/2027		11,081	10,535,797
2.125%, 12/31/2022		11,453	11,427,947
2.25%, 02/15/2027		1,975	1,907,109
2.625%, 02/15/2029		8,921	8,700,763
2.75%, 11/15/2023		160	159,550
2.875%, 05/15/2028-05/15/2032		5,443	5,392,622

Total Governments - Treasuries (cost $297,708,055)			273,654,034

CORPORATES - INVESTMENT GRADE – 25.2%
Industrial – 13.2%
Basic – 1.0%
Anglo American Capital PLC 3.875%, 03/16/2029(c)		403	370,332
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		500	424,565
Freeport Indonesia PT 4.763%, 04/14/2027(c)		324	310,230
Inversiones CMPC SA 3.85%, 01/13/2030(c)		200	175,225
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(c)		322	321,960
LYB International Finance BV 4.00%, 07/15/2023		187	186,787
LyondellBasell Industries NV 5.75%, 04/15/2024		568	580,911

	Principal Amount (000)		U.S. $ Value

Nucor Corp. 4.30%, 05/23/2027	U.S.$	1,105	$1,100,712
Suzano Austria GmbH 2.50%, 09/15/2028		2,416	1,953,940
3.75%, 01/15/2031		343	277,041
WRKCo, Inc. 4.00%, 03/15/2028		1,732	1,699,196

			7,400,899

Capital Goods – 1.0%
CNH Industrial Capital LLC 3.95%, 05/23/2025		1,191	1,175,993
Flowserve Corp. 2.80%, 01/15/2032		1,227	953,391
Parker-Hannifin Corp. 3.25%, 06/14/2029		743	679,451
4.50%, 09/15/2029		934	929,321
Raytheon Technologies Corp. 4.125%, 11/16/2028		2,242	2,214,962
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		270	257,823
4.40%, 03/15/2024		1,145	1,142,573

			7,353,514

Communications - Media – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		765	606,079
5.125%, 07/01/2049		467	389,772
Discovery Communications LLC 5.20%, 09/20/2047		509	436,304
Fox Corp. 4.709%, 01/25/2029		700	687,337
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		519	513,094
Magallanes, Inc. 4.279%, 03/15/2032(c)		1,826	1,631,330
Prosus NV 3.257%, 01/19/2027(c)		489	427,875
3.68%, 01/21/2030(c)		639	510,122
4.027%, 08/03/2050(c)		485	302,761
Tencent Holdings Ltd. 1.81%, 01/26/2026(c)		1,256	1,160,073
2.39%, 06/03/2030(c)		1,050	882,197
3.24%, 06/03/2050(c)		1,022	708,885
Time Warner Cable LLC 4.50%, 09/15/2042		505	395,996
Weibo Corp. 3.375%, 07/08/2030		3,313	2,716,246

			11,368,071

Communications - Telecommunications – 0.1%
T-Mobile USA, Inc. 2.625%, 02/15/2029		291	244,699
3.375%, 04/15/2029		171	149,659

			394,358

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.4%
General Motors Co. 6.125%, 10/01/2025	U.S.$	278	$287,461
General Motors Financial Co., Inc. 4.30%, 04/06/2029		171	157,554
5.25%, 03/01/2026		600	601,008
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		675	612,056
3.35%, 06/08/2025(c)		1,195	1,149,578

			2,807,657

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		2,303	1,885,420
MDC Holdings, Inc. 6.00%, 01/15/2043		968	795,899

			2,681,319

Consumer Cyclical - Retailers – 0.4%
Lowe’s Cos., Inc. 3.65%, 04/05/2029		774	731,337
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	1,936,184

			2,667,521

Consumer Non-Cyclical – 1.4%
Altria Group, Inc. 3.40%, 05/06/2030		1,745	1,487,072
4.80%, 02/14/2029		1,204	1,141,043
BAT Capital Corp. 2.259%, 03/25/2028		2,706	2,264,624
4.906%, 04/02/2030		917	851,737
Biogen, Inc. 3.625%, 09/15/2022		11	11,033
Cencosud SA 5.15%, 02/12/2025(c)		1,473	1,464,825
Cigna Corp. 4.375%, 10/15/2028		740	733,236
CVS Health Corp. 4.30%, 03/25/2028		87	86,138
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,192,732
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		1,378	1,388,018

			10,620,458

Energy – 3.8%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		2,985	2,133,051
Conocophillips Co. 3.758%, 03/15/2042(c)		85	74,342
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		1,353	1,058,127
5.75%, 01/15/2031(c)		1,006	971,575

	Principal Amount (000)		U.S. $ Value

Devon Energy Corp. 5.60%, 07/15/2041	U.S.$	1,190	$1,180,801
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,713	2,049,707
Energy Transfer LP 3.60%, 02/01/2023		100	99,703
4.75%, 01/15/2026		1,425	1,422,207
6.25%, 04/15/2049		882	855,522
Eni SpA 4.25%, 05/09/2029(c)		1,163	1,127,459
Marathon Oil Corp. 6.80%, 03/15/2032		1,800	1,953,216
Marathon Petroleum Corp. 5.125%, 12/15/2026		2,794	2,865,778
6.50%, 03/01/2041		415	451,491
MPLX LP 5.20%, 03/01/2047		2,687	2,430,230
Oleoducto Central SA 4.00%, 07/14/2027(c)		491	406,259
ONEOK Partners LP 6.125%, 02/01/2041		73	69,698
ONEOK, Inc. 4.00%, 07/13/2027		1,720	1,657,203
4.35%, 03/15/2029		1,012	951,604
6.35%, 01/15/2031		263	274,880
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		1,059	934,440
4.50%, 12/15/2026		683	670,802
Suncor Energy, Inc. 6.80%, 05/15/2038		1,377	1,545,035
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		415	306,063
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		1,356	1,464,317
6.20%, 10/15/2037		829	901,363
Transcontinental Gas Pipe Line Co., LLC 3.25%, 05/15/2030		449	403,229

			28,258,102

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(c)		915	911,740
CITIC Ltd. 2.85%, 02/25/2030(c)		889	783,598

			1,695,338

Services – 0.2%
Expedia Group, Inc. 6.25%, 05/01/2025(c)		49	50,535
Global Payments, Inc. 3.20%, 08/15/2029		845	738,293
RELX Capital, Inc. 4.75%, 05/20/2032		375	380,284
S&P Global, Inc. 4.25%, 05/01/2029(c)		411	407,087
4.75%, 08/01/2028(c)		83	84,456

			1,660,655

	Principal Amount (000)		U.S. $ Value

Technology – 2.6%
Baidu, Inc. 3.425%, 04/07/2030	U.S.$	203	$186,330
Broadcom, Inc. 3.137%, 11/15/2035(c)		323	246,724
3.187%, 11/15/2036(c)		1,539	1,169,009
4.00%, 04/15/2029(c)		169	156,903
4.15%, 11/15/2030		371	340,211
4.15%, 04/15/2032(c)		601	544,109
4.926%, 05/15/2037(c)		1,079	969,147
Entegris Escrow Corp. 4.75%, 04/15/2029(c)		1,270	1,183,818
Fiserv, Inc. 3.50%, 07/01/2029		2,539	2,315,873
HP, Inc. 5.50%, 01/15/2033		1,907	1,861,918
Infor, Inc. 1.75%, 07/15/2025(c)		649	600,260
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(c)		2,545	2,152,128
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		1,300	1,315,844
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		875	780,555
Oracle Corp. 2.875%, 03/25/2031		1,479	1,218,607
3.60%, 04/01/2040		840	629,110
3.65%, 03/25/2041		455	339,057
5.375%, 07/15/2040		270	245,724
SK Hynix, Inc. 2.375%, 01/19/2031(c)		532	419,998
TSMC Arizona Corp. 3.875%, 04/22/2027		685	682,417
Western Digital Corp. 3.10%, 02/01/2032		1,444	1,106,234
Workday, Inc. 3.70%, 04/01/2029		242	226,822
3.80%, 04/01/2032		643	587,959

			19,278,757

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		819	795,323

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		248	223,532
5.875%, 07/05/2034(c)		404	395,882

			619,414

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(c)	U.S.$	380	$286,900

			97,888,286

Financial Institutions – 11.3%
Banking – 7.7%
ABN AMRO Bank NV 4.75%, 07/28/2025(c)		269	267,397
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(c)		1,447	1,319,302
Banco Santander SA 3.80%, 02/23/2028		200	187,278
4.175%, 03/24/2028		800	764,528
Bank of America Corp. 2.299%, 07/21/2032		924	746,869
2.687%, 04/22/2032		2,071	1,740,199
4.376%, 04/27/2028		1,652	1,627,749
Series DD 6.30%, 03/10/2026(d)		335	334,809
Series Z 6.50%, 10/23/2024(d)		524	523,371
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		392	383,211
BNP Paribas SA 2.591%, 01/20/2028(c)		751	676,306
2.871%, 04/19/2032(c)		1,587	1,318,273
Capital One Financial Corp. 3.273%, 03/01/2030		1,186	1,050,239
4.927%, 05/10/2028		1,205	1,194,372
Citigroup, Inc. 3.98%, 03/20/2030		941	880,475
4.075%, 04/23/2029		1,397	1,329,148
5.95%, 01/30/2023(d)		481	471,794
Series W 4.00%, 12/10/2025(d)		788	681,620
Series Y 4.15%, 11/15/2026(d)		139	111,263
Citizens Financial Group, Inc. 4.30%, 12/03/2025		2,795	2,777,811
Credit Suisse Group AG 3.091%, 05/14/2032(c)		2,591	2,072,126
4.194%, 04/01/2031(c)		799	709,496
Danske Bank A/S 3.875%, 09/12/2023(c)		1,744	1,737,268
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		958	851,566
2.552%, 01/07/2028		1,458	1,261,418
3.961%, 11/26/2025		385	372,965
Discover Bank 4.682%, 08/09/2028		386	375,547
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032		739	598,139
2.615%, 04/22/2032		1,862	1,544,846
Series V 4.125%, 11/10/2026(d)		764	626,717

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 2.999%, 03/10/2026	U.S.$	200	$190,832
4.292%, 09/12/2026		220	215,204
4.583%, 06/19/2029		400	385,244
4.762%, 03/29/2033		1,009	931,953
6.375%, 03/30/2025(d)		3,379	3,277,630
ING Groep NV 4.017%, 03/28/2028		1,043	995,335
JPMorgan Chase & Co. 2.58%, 04/22/2032		2,363	1,989,670
4.323%, 04/26/2028		1,566	1,541,993
Series I 4.709% (LIBOR 3 Month + 3.47%), 10/30/2022(d) (e)		820	778,032
Series V 3.534% (LIBOR 3 Month + 3.32%), 10/01/2022(d) (e)		401	374,947
Lloyds Banking Group PLC 4.05%, 08/16/2023		250	250,783
Mizuho Financial Group, Inc. 2.226%, 05/25/2026		386	361,176
Morgan Stanley 4.21%, 04/20/2028		1,110	1,085,913
Series F 3.875%, 04/29/2024		335	335,958
Series G 3.772%, 01/24/2029		1,502	1,427,771
Nationwide Building Society 2.972%, 02/16/2028(c)		1,238	1,133,711
Santander Holdings USA, Inc. 4.26%, 06/09/2025		1,584	1,565,372
Santander UK Group Holdings PLC 3.373%, 01/05/2024		1,150	1,143,767
Societe Generale SA 2.797%, 01/19/2028(c)		2,339	2,089,078
Standard Chartered PLC 2.749% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	324,928
3.971%, 03/30/2026(c)		885	864,601
7.75%, 04/02/2023(c) (d)		200	198,276
Swedbank AB Series NC5 5.625%, 09/17/2024(c) (d)		200	191,280
UBS AG/Stamford CT 7.625%, 08/17/2022		1,584	1,587,041
UBS Group AG 4.488%, 05/12/2026(c)		859	855,744
7.00%, 01/31/2024-02/19/2025(c) (d)		456	447,972
UniCredit SpA 2.569%, 09/22/2026(c)		459	411,801
US Bancorp Series J 5.30%, 04/15/2027(d)		723	622,358

	Principal Amount (000)		U.S. $ Value

Wells Fargo & Co. 3.35%, 03/02/2033	U.S.$	2,052	$1,821,314
3.584%, 05/22/2028		559	529,446
Series BB 3.90%, 03/15/2026(d)		635	547,376

			57,012,608

Brokerage – 0.4%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(d)		1,949	1,657,313
Nomura Holdings, Inc. 2.999%, 01/22/2032		1,881	1,527,391

			3,184,704

Finance – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.50%, 07/15/2025		245	250,437
Air Lease Corp. 2.10%, 09/01/2028		702	569,259
2.875%, 01/15/2026		175	160,669
3.625%, 04/01/2027		76	70,295
Aircastle Ltd. 2.85%, 01/26/2028(c)		2,065	1,707,548
4.125%, 05/01/2024		359	349,117
4.25%, 06/15/2026		128	117,905
5.25%, 08/11/2025(c)		906	877,434
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(c)		1,521	1,321,064
3.50%, 11/01/2027(c)		318	278,314
4.125%, 08/01/2025(c)		10	9,595
4.375%, 01/30/2024(c)		312	306,212
4.875%, 10/01/2025(c)		350	341,974
5.50%, 12/15/2024(c)		879	872,759
CDBL Funding 1 3.50%, 10/24/2027(c)		1,460	1,397,804
Synchrony Financial 2.875%, 10/28/2031		1,255	952,018
4.50%, 07/23/2025		873	848,303

			10,430,707

Insurance – 1.0%
Elevance Health, Inc. 3.30%, 01/15/2023		33	32,999
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)		868	778,501
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(c)		11	8,086
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		970	1,049,550
MetLife, Inc. 10.75%, 08/01/2039		25	32,927
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)		377	519,238

	Principal Amount (000)		U.S. $ Value

Prudential Financial, Inc. 5.20%, 03/15/2044	U.S.$	462	$437,375
5.375%, 05/15/2045		139	132,841
5.625%, 06/15/2043		289	282,070
5.875%, 09/15/2042		2,353	2,321,940
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		1,400	1,324,330
Voya Financial, Inc. 5.65%, 05/15/2053		742	699,884

			7,619,741

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		351	335,833

REITs – 0.8%
American Tower Corp. 3.65%, 03/15/2027		845	804,001
4.05%, 03/15/2032		415	378,052
Digital Realty Trust LP 3.60%, 07/01/2029		1,584	1,435,278
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,181	948,272
Host Hotels & Resorts LP Series J 2.90%, 12/15/2031		480	381,010
Vornado Realty LP 3.40%, 06/01/2031		2,003	1,681,078

			5,627,691

			84,211,284

Utility – 0.7%
Electric – 0.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		487	420,890
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(c)		1,040	761,345
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		920	766,682
Engie Energia Chile SA 3.40%, 01/28/2030(c)		981	828,945
Entergy Corp. 1.90%, 06/15/2028		2,291	1,966,640

			4,744,502

Other Utility – 0.1%
American Water Capital Corp. 3.45%, 06/01/2029		438	411,663

			5,156,165

Total Corporates - Investment Grade (cost $213,098,053)			187,255,735

	Principal Amount (000)			U.S. $ Value

MORTGAGE PASS-THROUGHS – 17.8%
Agency Fixed Rate 30-Year – 17.3%
Federal Home Loan Mortgage Corp.
Series 2019 3.50%, 10/01/2049-11/01/2049	U.S.$	1,203		$1,171,130
Series 2020 3.50%, 01/01/2050		1,509		1,473,050
Series 2022 2.00%, 03/01/2052		6,633		5,777,866
2.50%, 04/01/2052		7,703		6,948,707
3.00%, 03/01/2052		4,264		3,984,938
Federal Home Loan Mortgage Corp. Gold
Series 2005 5.50%, 01/01/2035		20		20,917
Series 2007 5.50%, 07/01/2035		151		161,030
Series 2016 4.00%, 02/01/2046		1,068		1,083,548
Series 2017 4.00%, 07/01/2044		701		710,805
Series 2018 4.50%, 03/01/2048-11/01/2048		2,112		2,158,453
5.00%, 11/01/2048		385		397,595
Federal National Mortgage Association
Series 2003 5.50%, 04/01/2033-07/01/2033		355		377,289
Series 2004 5.50%, 02/01/2034-11/01/2034		323		344,305
Series 2005 5.50%, 02/01/2035		338		360,107
Series 2006 5.50%, 04/01/2036		66		70,680
Series 2007 5.50%, 05/01/2036-08/01/2037		88		93,669
Series 2008 5.50%, 08/01/2037		0	**	504
Series 2009 5.00%, 12/01/2039		12		12,443
Series 2010 4.00%, 12/01/2040		445		450,785
5.00%, 06/01/2040		11		11,219
Series 2012 3.50%, 02/01/2042-01/01/2043		5,115		5,027,199
Series 2013 3.50%, 04/01/2043		2,380		2,337,540
4.00%, 10/01/2043		1,542		1,557,562
Series 2015 3.00%, 05/01/2045-08/01/2045		1,415		1,345,815
Series 2018 4.50%, 09/01/2048		1,565		1,598,890
Series 2019 3.50%, 08/01/2049-11/01/2049		3,990		3,882,922
Series 2020 3.50%, 01/01/2050		1,410		1,374,243
Series 2021 2.00%, 07/01/2051		6,876		5,983,187
2.50%, 01/01/2052		2,192		1,979,394
Series 2022 2.50%, 03/01/2052-05/01/2052		16,389		14,770,995
3.00%, 02/01/2052-03/01/2052		11,883		11,108,754

	Principal Amount (000)			U.S. $ Value

Government National Mortgage Association
Series 2016 3.00%, 04/20/2046-05/20/2046	U.S.$	732		$698,989
Series 2022 3.00%, 07/01/2052, TBA		1,480		1,394,611
4.00%, 07/01/2052, TBA		3,275		3,259,167
4.50%, 09/01/2052, TBA		7,442		7,493,194
Uniform Mortgage-Backed Security
Series 2022 3.00%, 07/01/2052, TBA		5,384		5,011,137
2.00%, 07/01/2052, TBA		13,171		11,428,724
2.50%, 07/01/2052, TBA		18,727		16,830,882
4.00%, 07/01/2052, TBA		5,776		5,693,620

				128,385,865

Agency Fixed Rate 15-Year – 0.5%
Federal National Mortgage Association
Series 2016 2.50%, 10/01/2031-12/01/2031		2,812		2,731,342
Series 2017 2.50%, 01/01/2032-02/01/2032		1,502		1,456,246

				4,187,588

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2005 5.50%, 03/01/2025		23		24,404

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold
Series 2006 2.595% (LIBOR 12 Month + 2.18%), 12/01/2036(e)		0	**	128
Series 2007 2.60% (LIBOR 12 Month + 2.10%), 03/01/2037(e)		0	**	376
Federal National Mortgage Association
Series 2007 1.835% (LIBOR 12 Month + 1.46%), 02/01/2037(e)		1		1,023
2.495% (LIBOR 12 Month + 1.80%), 03/01/2037(e)		1		630

				2,157

Total Mortgage Pass-Throughs (cost $136,467,525)				132,600,014

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.0%
Risk Share Floating Rate – 6.8%
Bellemeade Re Ltd.
Series 2018-3A, Class M1B 3.474% (LIBOR 1 Month + 1.85%), 10/25/2028(c) (e)		280		279,165
Series 2019-1A, Class M1B 3.374% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		481		479,064

	Principal Amount (000)		U.S. $ Value

Series 2019-3A, Class M1B 3.224% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)	U.S.$	374	$372,117
Series 2019-3A, Class M1C 3.574% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		300	294,327
Series 2020-3A, Class M1B 4.474% (LIBOR 1 Month + 2.85%), 10/25/2030(c) (e)		202	202,598
Series 2021-1A, Class M1C 3.876% (SOFR + 2.95%), 03/25/2031(c) (e)		1,036	1,017,464
Series 2021-2A, Class M1B 2.426% (SOFR + 1.50%), 06/25/2031(c) (e)		1,892	1,816,645
Series 2021-3A, Class A2 1.926% (SOFR + 1.00%), 09/25/2031(c) (e)		1,894	1,844,722
Series 2022-1, Class M1B 3.076% (SOFR + 2.15%), 01/26/2032(c) (e)		1,000	968,105
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1 3.698% (SOFR + 2.75%), 05/25/2042(c) (e)		1,658	1,654,023
Series 2022-R07, Class 1M1 3.876% (SOFR + 2.95%), 06/25/2042(c) (e)		2,234	2,239,442
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M1 1.776% (SOFR + 0.85%), 12/25/2041(c) (e)		2,290	2,244,057
Series 2022-R01, Class 1M2 2.826% (SOFR + 1.90%), 12/25/2041(c) (e)		2,306	2,077,166
Series 2022-R02, Class 2M1 2.126% (SOFR + 1.20%), 01/25/2042(c) (e)		2,126	2,069,058
Series 2022-R03, Class 1M2 4.426% (SOFR + 3.50%), 03/25/2042(c) (e)		1,545	1,469,376
Series 2022-R05, Class 2M2 3.926% (SOFR + 3.00%), 04/25/2042(c) (e)		1,206	1,146,665
Eagle RE Ltd. Series 2018-1, Class M2 4.624% (LIBOR 1 Month + 3.00%), 11/25/2028(c) (e)		217	215,243
Eagle Re Ltd. Series 2020-1, Class M1A 2.524% (LIBOR 1 Month + 0.90%), 01/25/2030(c) (e)		906	901,596

	Principal Amount (000)		U.S. $ Value

Eagle RE Ltd. Series 2021-2, Class M1B 2.976% (SOFR + 2.05%), 04/25/2034(c) (e)	U.S.$	650	$627,542
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-DNA4, Class M1B 4.276% (SOFR + 3.35%), 05/25/2042(c) (e)		1,358	1,290,862
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M3 4.924% (LIBOR 1 Month + 3.30%), 10/25/2027(e)		372	375,482
Series 2017-HQA2, Class M2B 4.274% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		1,320	1,311,909
Series 2020-DNA5, Class M2 3.726% (SOFR + 2.80%), 10/25/2050(c) (e)		744	744,908
Series 2021-DNA3, Class M2 3.026% (SOFR + 2.10%), 10/25/2033(c) (e)		779	720,026
Series 2021-DNA5, Class M2 2.576% (SOFR + 1.65%), 01/25/2034(c) (e)		710	684,483
Series 2021-DNA6, Class M2 2.426% (SOFR + 1.50%), 10/25/2041(c) (e)		2,513	2,294,387
Series 2021-DNA7, Class M2 2.726% (SOFR + 1.80%), 11/25/2041(c) (e)		2,412	2,171,789
Series 2021-HQA4, Class M2 3.276% (SOFR + 2.35%), 12/25/2041(c) (e)		1,530	1,320,235
Series 2022-DNA1, Class M1A 1.926% (SOFR + 1.00%), 01/25/2042(c) (e)		1,019	983,356
Series 2022-DNA1, Class M1B 2.776% (SOFR + 1.85%), 01/25/2042(c) (e)		1,223	1,097,505
Series 2022-DNA2, Class M1B 3.326% (SOFR + 2.40%), 02/25/2042(c) (e)		1,717	1,584,095
Series 2022-DNA3, Class M1B 3.826% (SOFR + 2.90%), 04/25/2042(c) (e)		711	668,640
Series 2022-DNA5, Class M1B 5.279% (SOFR + 4.50%), 06/25/2042(c) (e)		2,274	2,285,141
Series 2022-HQA1, Class M1B 4.426% (SOFR + 3.50%), 03/25/2042(c) (e)		399	381,001

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C04, Class 1M2 7.324% (LIBOR 1 Month + 5.70%), 04/25/2028(e)	U.S.$	131	$136,565
Series 2016-C05, Class 2M2 6.074% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		1,033	1,076,571
Series 2016-C06, Class 1M2 5.874% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		242	249,775
Series 2017-C01, Class 1M2 5.174% (LIBOR 1 Month + 3.55%), 07/25/2029(e)		612	625,292
Series 2021-R02, Class 2M2 2.926% (SOFR + 2.00%), 11/25/2041(c) (e)		1,071	955,510
Home Re Ltd.
Series 2020-1, Class M1B 4.874% (LIBOR 1 Month + 3.25%), 10/25/2030(c) (e)		118	117,668
Series 2021-2, Class M1B 2.526% (SOFR + 1.60%), 01/25/2034(c) (e)		1,162	1,134,818
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2024(e) (f)		49	47,129
Oaktown Re VII Ltd. Series 2021-2, Class M1A 2.526% (SOFR + 1.60%), 04/25/2034(c) (e)		1,767	1,734,197
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A 4.402% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)		792	773,256
Series 2019-3R, Class A 4.352% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		68	67,291
Series 2020-1R, Class A 4.002% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (f)		263	258,838
Radnor Re Ltd.
Series 2019-1, Class M1B 3.574% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		909	905,591
Series 2019-2, Class M1B 3.374% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		407	405,843
Series 2020-1, Class M1A 2.574% (LIBOR 1 Month + 0.95%), 01/25/2030(c) (e)		536	524,499

	Principal Amount (000)		U.S. $ Value

Triangle Re Ltd. Series 2021-3, Class M1A 2.826% (SOFR + 1.90%), 02/25/2034(c) (e)	U.S.$	1,282	$1,267,139
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 6.874% (LIBOR 1 Month + 5.25%), 11/25/2025(e) (f)		197	179,016
Series 2015-WF1, Class 2M2 7.124% (LIBOR 1 Month + 5.50%), 11/25/2025(e) (f)		50	46,952

			50,338,144

Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs
Series 4973, Class BI 4.50%, 05/25/2050(g)		5,758	1,150,621
Series 5015, Class BI 4.00%, 09/25/2050(g)		3,418	640,259
Series 5034, Class BI 4.50%, 11/25/2050(g)		4,510	980,749
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 1.546%, 05/28/2035		298	270,484
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(g)		7,349	1,382,259

			4,424,372

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS 4.776% (6.10% - LIBOR 1 Month), 12/15/2044(e) (h)		1,460	190,213
Series 4693, Class SL 4.826% (6.15% - LIBOR 1 Month), 06/15/2047(e) (h)		1,592	231,792
Series 4954, Class SL 4.426% (6.05% - LIBOR 1 Month), 02/25/2050(e) (h)		2,273	309,581
Series 4981, Class HS 4.476% (6.10% - LIBOR 1 Month), 06/25/2050(e) (h)		4,983	620,388
Federal National Mortgage Association REMICs
Series 2011-131, Class ST 4.916% (6.54% - LIBOR 1 Month), 12/25/2041(e) (h)		852	134,532
Series 2016-106, Class ES 4.376% (6.00% - LIBOR 1 Month), 01/25/2047(e) (h)		1,469	203,039
Series 2017-73, Class SA 4.526% (6.15% - LIBOR 1 Month), 09/25/2047(e) (h)		1,870	289,843

	Principal Amount (000)		U.S. $ Value

Series 2017-97, Class LS 4.576% (6.20% - LIBOR 1 Month), 12/25/2047(e) (h)	U.S.$	1,494	$216,667
Series 2017-97, Class SW 4.576% (6.20% - LIBOR 1 Month), 12/25/2047(e) (h)		1,356	194,106
Government National Mortgage Association
Series 2017-134, Class SE 4.605% (6.20% - LIBOR 1 Month), 09/20/2047(e) (h)		937	117,540
Series 2017-43, Class ST 4.505% (6.10% - LIBOR 1 Month), 03/20/2047(e) (h)		1,899	267,840
Series 2017-65, Class ST 4.555% (6.15% - LIBOR 1 Month), 04/20/2047(e) (h)		1,679	264,707

			3,040,248

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust
Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		66	50,750
Series 2006-24CB, Class A16 5.75%, 08/25/2036		386	245,522
Series 2006-28CB, Class A14 6.25%, 10/25/2036		298	183,842
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		171	132,949
CIM Trust Series 2021-INV1, Class A2 2.50%, 07/01/2051		24	20,151
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		76	39,474
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2 2.50%, 06/25/2051		21	18,317

			691,005

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 2.004% (LIBOR 1 Month + 0.38%), 12/25/2036(e)		874	340,501
HomeBanc Mortgage Trust Series 2005-1, Class A1 2.124% (LIBOR 1 Month + 0.50%), 03/25/2035(e)		163	139,412

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 3.724% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (e)	U.S.$	209	$204,692

			684,605

Total Collateralized Mortgage Obligations (cost $61,309,118)			59,178,374

ASSET-BACKED SECURITIES – 5.5%
Other ABS - Fixed Rate – 2.8%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		2,090	1,855,042
Affirm Asset Securitization Trust
Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		524	511,742
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		542	527,826
Series 2022-X1, Class A 1.75%, 02/15/2027(c)		1,557	1,527,549
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(c)		509	480,173
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(c)		302	288,860
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		442	400,080
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)		637	564,484
Conn’s Receivables Funding LLC Series 2021-A, Class A 1.05%, 05/15/2026(c)		1,120	1,112,840
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		186	171,707
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(c) (i)		935	829,285
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(c)		1,941	1,705,351
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)		1,057	921,601
FREED ABS Trust Series 2021-2, Class C 1.94%, 06/19/2028(c)		1,760	1,706,973
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		673	595,174

	Principal Amount (000)		U.S. $ Value

Hardee’s Funding LLC
Series 2018-1A, Class A23 5.71%, 06/20/2048(c)	U.S.$	784	$756,943
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		482	437,948
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		951	866,986
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		2,008	1,729,464
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(c)		771	669,292
Nelnet Student Loan Trust
Series 2021-BA, Class B 2.68%, 04/20/2062(c)		620	525,890
Series 2021-CA, Class B 2.53%, 04/20/2062(c)		907	745,673
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		798	682,721
Upstart Securitization Trust
Series 2020-3, Class A 1.702%, 11/20/2030(c)		123	122,808
Series 2021-3, Class B 1.66%, 07/20/2031(c)		1,360	1,253,037

			20,989,449

Autos - Fixed Rate – 2.2%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(c)		2,240	2,232,768
Avis Budget Rental Car Funding AESOP LLC
Series 2017-2A, Class D 4.56%, 03/20/2024(c) (i)		1,527	1,526,998
Series 2018-1A, Class A 3.70%, 09/20/2024(c)		1,700	1,697,554
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		1,680	1,679,209
Carvana Auto Receivables Trust
Series 2021-N3, Class C 1.02%, 06/12/2028		905	869,532
Series 2021-N4, Class D 2.30%, 09/11/2028		793	740,393
Series 2021-P4, Class D 2.61%, 09/11/2028		989	839,187
CPS Auto Receivables Trust
Series 2021-C, Class D 1.69%, 06/15/2027(c)		1,350	1,246,696
Series 2022-A, Class C 2.17%, 04/16/2029(c)		1,373	1,290,176
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)		690	661,174

	Principal Amount (000)		U.S. $ Value

Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)	U.S.$	1,390	$1,240,234
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(c)		1,056	1,021,601
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(c)		1,709	1,693,780

			16,739,302

Credit Cards - Fixed Rate – 0.5%
Brex Commercial Charge Card Master Trust
Series 2021-1, Class A 2.09%, 07/15/2024(c)		1,021	1,001,311
Series 2022-1, Class A 4.63%, 07/15/2025(c)		1,888	1,852,178
Chase Issuance Trust Series 2012-A7, Class A7 2.16%, 09/15/2024		200	200,003
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(c)		400	386,019

			3,439,511

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 2.224% (LIBOR 1 Month + 0.60%), 04/25/2034(e)		41	38,766

Total Asset-Backed Securities (cost $44,090,974)			41,207,028

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.7%
Non-Agency Floating Rate CMBS – 1.9%
AREIT Trust Series 2022-CRE6, Class A 2.021% (SOFR + 1.25%), 01/16/2037(c) (e)		3,188	3,060,689
Ashford Hospitality Trust Series 2018-KEYS, Class A 2.325% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (e)		792	767,288
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 2.325% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)		2,435	2,287,325
BBCMS Mortgage Trust Series 2020-BID, Class A 3.464% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (e)		1,998	1,971,316

	Principal Amount (000)		U.S. $ Value

BFLD Trust Series 2021-FPM, Class A 2.925% (LIBOR 1 Month + 1.60%), 06/15/2038(c) (e)	U.S.$	2,976	$2,870,461
BX Commercial Mortgage Trust
Series 2019-IMC, Class D 3.224% (LIBOR 1 Month + 1.90%), 04/15/2034(c) (e)		207	196,284
Series 2019-IMC, Class E 3.474% (LIBOR 1 Month + 2.15%), 04/15/2034(c) (e)		839	780,207
CLNY Trust Series 2019-IKPR, Class D 3.349% (LIBOR 1 Month + 2.03%), 11/15/2038(c) (e)		1,450	1,348,046
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.926% (SOFR + 2.00%), 01/25/2051(c) (e)		254	236,524
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 2.824% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (e)		666	656,172

			14,174,312

Non-Agency Fixed Rate CMBS – 1.8%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(c)		740	652,182
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		211	206,370
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(c)		2,495	2,495,192
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		1,140	1,131,026
Commercial Mortgage Trust
Series 2012-CR3, Class E 4.95%, 10/15/2045(c)		889	444,369
Series 2013-SFS, Class A1 1.873%, 04/12/2035(c)		122	120,236
Series 2015-LC21, Class XA 0.81%, 07/10/2048(g)		2,155	34,472
GS Mortgage Securities Trust
Series 2011-GC5, Class D 5.302%, 08/10/2044(c)		28	11,726
Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		1,499	1,482,723

	Principal Amount (000)		U.S. $ Value

GSF
Series 2021-1, Class A1 1.433%, 08/15/2026(f) (i)	U.S.$	710	$654,664
Series 2021-1, Class A2 2.435%, 08/15/2026(f) (i)		1,556	1,460,897
Series 2021-1, Class AS 2.638%, 08/15/2026(f) (i)		59	54,088
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		1,690	1,581,733
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D 4.699%, 08/15/2046(c)		472	278,773
Series 2014-C22, Class XA 0.965%, 09/15/2047(g)		5,362	72,070
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class E 5.114%, 05/15/2045(c)		712	550,339
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		147	60,449
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		331	327,231
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D 3.25%, 12/15/2047(c)		603	525,419
Series 2015-C25, Class XA 1.196%, 10/15/2048(g)		1,957	48,301
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.54%, 11/15/2049		1,030	954,189
WF-RBS Commercial Mortgage Trust Series 2014-C24, Class AS 3.931%, 11/15/2047		356	348,436

			13,494,885

Total Commercial Mortgage-Backed Securities (cost $29,786,756)			27,669,197

COLLATERALIZED LOAN OBLIGATIONS – 3.0%
CLO - Floating Rate – 3.0%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 2.263% (LIBOR 3 Month + 1.20%), 07/20/2034(c) (e)		1,472	1,424,400
Dryden 78 CLO Ltd.
Series 2020-78A, Class C 2.994% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (e)		1,260	1,169,122
Series 2020-78A, Class D 4.044% (LIBOR 3 Month + 3.00%), 04/17/2033(c) (e)		400	370,968
Elevation CLO Ltd. Series 2020-11A, Class C 3.244% (LIBOR 3 Month + 2.20%), 04/15/2033(c) (e)		1,080	986,107

	Principal Amount (000)		U.S. $ Value

Elmwood CLO IX Ltd. Series 2021-2A, Class A 2.193% (LIBOR 3 Month + 1.13%), 07/20/2034(c) (e)	U.S.$	1,500	$1,451,478
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 2.154% (LIBOR 3 Month + 1.11%), 07/19/2034(c) (e)		1,130	1,089,544
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 2.133% (LIBOR 3 Month + 1.07%), 04/20/2034(c) (e)		1,491	1,432,654
Madison Park Funding LI Ltd. Series 2021-51A, Class D 4.094% (LIBOR 3 Month + 3.05%), 07/19/2034(c) (e)		889	827,776
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 2.174% (LIBOR 3 Month + 1.13%), 07/17/2035(c) (e)		1,729	1,674,786
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 4.413% (LIBOR 3 Month + 3.35%), 10/20/2034(c) (e)		250	226,989
OCP CLO Ltd. Series 2020-18A, Class AR 2.153% (LIBOR 3 Month + 1.09%), 07/20/2032(c) (e)		1,954	1,898,833
Pikes Peak CLO 8 Series 2021-8A, Class A 2.233% (LIBOR 3 Month + 1.17%), 07/20/2034(c) (e)		1,907	1,844,027
Rad CLO 7 Ltd. Series 2020-7A, Class C 3.044% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (e)		570	531,917
Rad CLO 11 Ltd. Series 2021-11A, Class D 3.944% (LIBOR 3 Month + 2.90%), 04/15/2034(c) (e)		950	876,716
Regatta XX Funding Ltd. Series 2021-2A, Class A 2.204% (LIBOR 3 Month + 1.16%), 10/15/2034(c) (e)		2,924	2,797,941
Rockford Tower CLO Ltd.
Series 2021-1A, Class D 4.063% (LIBOR 3 Month + 3.00%), 07/20/2034(c) (e)		1,883	1,733,438
Series 2021-2A, Class A1 2.223% (LIBOR 3 Month + 1.16%), 07/20/2034(c) (e)		1,310	1,261,395

	Principal Amount (000)		U.S. $ Value

Voya CLO Ltd. Series 2019-1A, Class DR 3.894% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (e)	U.S.$	480	$413,722

Total Collateralized Loan Obligations (cost $23,176,800)			22,011,813

CORPORATES - NON-INVESTMENT GRADE – 1.9%
Industrial – 1.3%
Capital Goods – 0.0%
TK Elevator Midco GmbH 4.375%, 07/15/2027(c)	EUR	331	299,922

Communications - Media – 0.5%
Altice Financing SA 3.00%, 01/15/2028(c)		540	421,998
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(c)	U.S.$	1,591	1,279,444
4.75%, 02/01/2032(c)		260	214,063
DISH DBS Corp. 5.75%, 12/01/2028(c)		996	737,169
Summer BC Holdco B SARL 5.75%, 10/31/2026(c)	EUR	540	491,246
VZ Vendor Financing II BV 2.875%, 01/15/2029(c)		540	420,962

			3,564,882

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(c)		259	202,655
Lorca Telecom Bondco SA 4.00%, 09/18/2027(c)		540	473,239

			675,894

Consumer Cyclical - Automotive – 0.2%
Adient Global Holdings Ltd. 3.50%, 08/15/2024(c)		540	512,541
Ford Motor Credit Co. LLC 4.95%, 05/28/2027	U.S.$	812	753,585
ZF Finance GmbH 3.75%, 09/21/2028(c)	EUR	400	329,404

			1,595,530

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(c)	U.S.$	1,545	1,267,379

Consumer Cyclical - Other – 0.0%
NH Hotel Group SA 4.00%, 07/02/2026(c)	EUR	190	177,788

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(c)	U.S.$	959	775,706

	Principal Amount (000)		U.S. $ Value

IQVIA, Inc. 2.25%, 03/15/2029(c)	EUR	310	$256,913
Nobel Bidco BV 3.125%, 06/15/2028(c)		540	379,488
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(c)		320	280,549

			1,692,656

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(c)		540	460,411

Technology – 0.0%
Playtech PLC 4.25%, 03/07/2026(c)		310	312,883

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 3.00%, 05/29/2026(c)	U.S.$	200	176,282

			10,223,627

Financial Institutions – 0.5%
Banking – 0.5%
Credit Suisse Group AG 6.375%, 08/21/2026(c) (d)		355	294,519
7.50%, 07/17/2023-12/11/2023(c) (d)		2,919	2,708,285
Intesa Sanpaolo SpA 5.017%, 06/26/2024(c)		757	725,849

			3,728,653

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (d)		648	589,680

Total Corporates - Non-Investment Grade (cost $17,821,311)			14,541,960

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.0%
United States – 1.0%
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		1,000	981,466
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		1,634	1,477,943
State of California Series 2010 7.625%, 03/01/2040		2,040	2,757,410
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		540	515,200
University of California Series 2021-B 3.071%, 05/15/2051		2,070	1,563,116

Total Local Governments - US Municipal Bonds (cost $7,355,871)			7,295,135

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.1%
CSN Resources SA 4.625%, 06/10/2031(c)	U.S.$	293	$208,396
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		189	164,525

			372,921

Capital Goods – 0.2%
Cemex SAB de CV 3.875%, 07/11/2031(c)		1,525	1,148,630
Embraer Netherlands Finance BV 5.40%, 02/01/2027		1,025	967,856
6.95%, 01/17/2028(c)		537	519,816
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		417	1,666

			2,637,968

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		645	500,685

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		730	449,680

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(c)		564	496,320

			4,457,574

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(f)		117	112,562

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (j)		381	8,400

Total Emerging Markets - Corporate Bonds (cost $6,351,569)			4,578,536

	Shares

COMMON STOCKS – 0.3%
Financials – 0.3%
Insurance – 0.3%
Mt Logan Re Ltd.(i) (k)		359	352,368
Mt Logan Re Ltd. (Preference Shares)(i) (k) (l) (m)		2,267	1,995,134

Total Common Stocks (cost $2,266,850)			2,347,502

	Principal Amount (000)		U.S. $ Value

AGENCIES – 0.3%
Agency Debentures – 0.3%
Federal Home Loan Banks 2.50%, 02/13/2024	U.S.$	1,465	$1,454,234
Federal National Mortgage Association 6.25%, 05/15/2029		355	420,498
6.625%, 11/15/2030		260	321,295

Total Agencies (cost $2,233,688)			2,196,027

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Indonesia – 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(c)		447	450,297

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(c)		1,685	1,289,867
4.688%, 05/15/2029(c)		478	427,900

			1,717,767

Total Quasi-Sovereigns (cost $2,608,796)			2,168,064

EMERGING MARKETS - SOVEREIGNS – 0.3%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(c)		1,919	1,474,991

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(c)		1,070	658,050

Total Emerging Markets - Sovereigns (cost $2,949,270)			2,133,041

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $693,892)		696	516,258

	Shares

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(n) (o) (p) (cost $7,417,439)		7,417,439	7,417,439

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Bills – 0.6%
U.S. Treasury Bill 0.00%, 09/22/2022 (cost $4,272,020)	U.S.$	4,281	$4,265,012

Governments - Treasuries – 0.5%
Japan – 0.5%
Japan Treasury Discount Bill Series 1083 Zero Coupon, 08/29/2022 (cost $3,761,394)	JPY	495,950	3,656,206

Total Short-Term Investments (cost $15,450,853)			15,338,657

Total Investments – 106.9% (cost $863,369,381)(q)			794,691,375
Other assets less liabilities – (6.9)%			(51,161,158)

Net Assets – 100.0%			$743,530,217

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	131	September 2022	$20,424,734	$100,137
U.S. T-Note 2 Yr (CBT) Futures	267	September 2022	56,074,172	(180,799)
U.S. T-Note 5 Yr (CBT) Futures	282	September 2022	31,654,500	(119,489)
U.S. Ultra Bond (CBT) Futures	97	September 2022	14,971,344	(279,731)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	23	September 2022	25,191,848	(208,486)
U.S. 10 Yr Ultra Futures	180	September 2022	22,927,500	(419,797)

				$(1,108,165)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,122	CAD	1,444	07/21/2022	$104
Barclays Bank PLC	USD	15,487	CNH	104,181	07/21/2022	76,867
BNP Paribas SA	JPY	1,918,480	USD	15,107	07/15/2022	959,169
BNP Paribas SA	USD	7,773	CAD	9,913	07/21/2022	(71,389)
Deutsche Bank AG	USD	944	EUR	890	07/28/2022	(9,292)
HSBC Bank USA	USD	10,844	JPY	1,422,084	07/15/2022	(357,251)
HSBC Bank USA	USD	7,889	AUD	11,018	07/21/2022	(282,644)
Morgan Stanley Capital Services, Inc.	AUD	11,481	USD	8,229	07/21/2022	303,274
Morgan Stanley Capital Services, Inc.	CNH	108,900	USD	15,929	07/21/2022	(340,403)
Morgan Stanley Capital Services, Inc.	USD	674	CNH	4,580	07/21/2022	9,970
State Street Bank & Trust Co.	USD	329	AUD	472	07/21/2022	(3,392)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	6,303	USD	6,583	07/28/2022	$(32,418)
State Street Bank & Trust Co.	USD	9	EUR	8	07/28/2022	(45)
UBS AG	CAD	11,250	USD	8,997	07/21/2022	256,274

						$508,824

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	(5.00)%	Quarterly	5.76%	USD	16,707	$463,923	$(758,965)	$1,222,888

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	36,470	05/13/2027	3.263%	CPI#	Maturity	$(396,028)	$—	$(396,028)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,950	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	$415,949	$—	$415,949

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	6	$(1,396)	$(926)	$(470)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9	(1,994)	(1,057)	(937)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(4,985)	(2,088)	(2,897)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	31	(6,979	(3,465)	(3,514)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	37	(8,375)	(4,682)	(3,693)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	43	(9,770)	(5,995)	(3,775)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	38	(8,774)	(4,791)	(3,983)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	37	(8,574)	(4,479)	(4,095)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	44	(9,970)	(5,380)	(4,590)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	44	(9,970)	(5,208)	(4,762)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	62	(14,158)	(7,396)	(6,762)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	63	(14,357)	(6,767)	(7,590)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	89	(20,339)	(9,587)	(10,752)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	101	(23,130)	(11,484)	(11,646)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	444	(101,496)	(51,830)	(49,666)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	555	(126,820)	(41,354)	(85,466)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4	(997)	(513)	(484)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	144	$(32,902)	$(16,807)	$(16,095)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	364	(83,151)	(50,790)	(32,361)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	219	(50,050)	(16,711)	(33,339)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	209	(47,856)	(13,623)	(34,233)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	282	(64,606)	(22,030)	(42,576)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	338	(77,369)	(18,972)	(58,397)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,046	(239,283)	(99,253)	(140,030)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(5,583)	(3,491)	(2,092)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	27	(6,181)	(3,264)	(2,917)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	39	(8,973)	(4,331)	(4,642)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	39	(8,973)	(3,649)	(5,324)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	39	(8,973)	(3,372)	(5,601)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	281	(64,208)	(43,209)	(20,999)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	283	(64,806)	(41,017)	(23,789)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	242	(55,434)	(28,761)	(26,673)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	391	(89,333)	(60,982)	(28,351)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	234	$(53,440)	$(19,013)	$(34,427)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	532	(121,635)	(57,285)	(64,350)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	532	(121,636)	(57,263)	(64,373)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	828	(189,432)	(59,626)	(129,806)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	49	(11,166)	(4,485)	(6,681)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	51	(11,765)	(4,727)	(7,038)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	120	(27,518)	(14,458)	(13,060)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	208	(47,657)	(19,091)	(28,566)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	295	(67,398)	(34,332)	(33,066)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	850	(194,418)	(98,169)	(96,249)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	322	(73,580)	(21,363)	(52,217)

						$(2,199,410)	$(987,076)	$(1,212,334)

*	Termination date

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $202,614,503 or 27.3% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.60% of net assets as of June 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$696,032	$654,664	0.09%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	1,597,273	1,460,897	0.20%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	60,358	54,088	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,802,063	1,581,733	0.21%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.874%, 11/25/2024	11/06/2015	49,208	47,129	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 4.002%, 02/27/2023	02/11/2020	262,982	258,838	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	117,000	112,562	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.874%, 11/25/2025	09/28/2015	197,532	179,016	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.124%, 11/25/2025	09/28/2015	50,400	46,952	0.01%

(g)	IO - Interest Only.
(h)	Inverse interest only security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2022.
(k)	Non-income producing security.
(l)	Fair valued by the Adviser.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$2,266,850	$1,995,134	0.27%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,473,315 and gross unrealized depreciation of investments was $(75,144,913), resulting in net unrealized depreciation of $(69,671,598).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

BA – Banker’s Acceptance

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$273,654,034	$—	$273,654,034
Corporates - Investment Grade	—	187,255,735	—	187,255,735
Mortgage Pass-Throughs	—	132,600,014	—	132,600,014
Collateralized Mortgage Obligations	—	59,178,374	—	59,178,374
Asset-Backed Securities	—	38,850,745	2,356,283	41,207,028
Commercial Mortgage-Backed Securities	—	25,499,548	2,169,649	27,669,197
Collateralized Loan Obligations	—	22,011,813	—	22,011,813
Corporates - Non-Investment Grade	—	14,541,960	—	14,541,960
Local Governments - US Municipal Bonds	—	7,295,135	—	7,295,135
Emerging Markets - Corporate Bonds	—	4,578,536	—	4,578,536
Common Stocks	—	—	2,347,502	2,347,502
Agencies	—	2,196,027	—	2,196,027
Quasi-Sovereigns	—	2,168,064	—	2,168,064
Emerging Markets - Sovereigns	—	2,133,041	—	2,133,041
Governments - Sovereign Bonds	—	516,258	—	516,258
Short-Term Investments:
Investment Companies	7,417,439	—	—	7,417,439
U.S. Treasury Bills	—	4,265,012	—	4,265,012
Governments - Treasuries	—	3,656,206	—	3,656,206

Total Investments in Securities	7,417,439	780,400,502	6,873,434	794,691,375
Other Financial Instruments(a):
Assets:
Futures	100,137	—	—	100,137
Forward Currency Exchange Contracts	—	1,605,658	—	1,605,658
Centrally Cleared Credit Default Swaps	—	463,923	—	463,923
Centrally Cleared Interest Rate Swaps	—	415,949	—	415,949
Liabilities:
Futures	(1,208,302)	—	—	(1,208,302)
Forward Currency Exchange Contracts	—	(1,096,834)	—	(1,096,834)
Centrally Cleared Inflation (CPI) Swaps	—	(396,028)	—	(396,028)
Credit Default Swaps	—	(2,199,410)	—	(2,199,410)

Total	$6,309,274	$779,193,760	$6,873,434	$792,376,468

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,938	$347,820	$344,341	$7,417	$18